Taylor Xplor Managed Futures Strategy Fund

Effective September 28, 2014, the Board approved a name change for the Fund.  All references to “Taylor Xplor Managed Futures Strategy Fund” should be replaced with “Raylor Managed Futures Strategy Fund.”

The following sections of the prospectus are also revised and replaced in their entirety:

Fees and Expenses of the Fund:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts are available from your financial professional, in How to Purchase Shares on page 22 of the Fund’s Prospectus and Purchase, Redemption and Pricing of Fund Shares on page 42 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	1.00%	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None
Redemption Fee (as a % of amount redeemed, if sold within 30 days)	1.00%	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.05%	1.05%
Distribution and/or Service (12b-1) Fees	0.25%	None
Acquired Fund Fees and Expenses (1)	0.05%	0.05%
Other Expenses	2.40%	2.35%
Total Annual Fund Operating Expenses	3.75%	3.45%
Fee Waiver and Reimbursement (2)	(1.71)%	(1.66)%
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	2.04%	1.79%

(1)

Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.  The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.  These indirect cost are included in realized and unrealized gains and losses on investments in the financial statements.

(2)

The Fund’s adviser has contractually agreed to reduce its fees and to reimburse expenses, at least until October 31, 2016, to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any front-end or contingent deferred loads, acquired fund fees and expenses, taxes, borrowing costs (such as interest and dividend expense on securities sold short), brokerage fees and commissions, or extraordinary expenses such as litigation) will not exceed 1.99% and 1.74% of average daily net assets attributable to Class A and Class I shares, respectively.  These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.  This agreement may be terminated only by the Fund’s Board of Trustees, on 60 days’ written notice to the Fund’s adviser.

Example:  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Year	10 Years
A	$870	$1,507	$2,263	$4,235
I	$182	$905	$1,651	$3,619

Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts are available from your financial professional, in How to Purchase Shares on page 22 of the Fund’s Prospectus and Purchase, Redemption and Pricing of Fund Shares on page 42 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Taylor Xplor Managed Futures Strategy Fund	Class A Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none
Redemption Fee (as a % of amount redeemed, if sold within 30 days)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Taylor Xplor Managed Futures Strategy Fund		Class A Shares	Class I Shares
Management Fees		1.05%	1.05%
Distribution and/or Service (12b-1) Fees		0.25%	none
Acquired Fund Fees and Expenses	[1]	0.05%	0.05%
Other Expenses		2.40%	2.35%
Total Annual Fund Operating Expenses		3.75%	3.45%
Fee Waiver and Reimbursement	[2]	(1.71%)	(1.66%)
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement		2.04%	1.79%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies. These indirect cost are included in realized and unrealized gains and losses on investments in the financial statements.
[2]	The Fund's adviser has contractually agreed to reduce its fees and to reimburse expenses, at least until October 31, 2016, to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any front-end or contingent deferred loads, acquired fund fees and expenses, taxes, borrowing costs (such as interest and dividend expense on securities sold short), brokerage fees and commissions, or extraordinary expenses such as litigation) will not exceed 1.99% and 1.74% of average daily net assets attributable to Class A and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days' written notice to the Fund's adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example Taylor Xplor Managed Futures Strategy Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	870	1,507	2,263	4,235
Class I Shares	182	905	1,651	3,619